INVESTMENT IN SECURITIES (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Marketable Securities [Abstract]
Available-for sale securities - Fair value	$ 986	$ 1,620	$ 986
Cost	985	1,303	985
Gross unrealized holding gains	44	338
Gross unrealized holding losses	43	21
Money Market Funds [Member]
Marketable Securities [Abstract]
Available-for sale securities - Fair value	24	162	24
Mylan Shares [Member]
Marketable Securities [Abstract]
Cash Consideration			202
Mesoblast [Member]
Marketable Securities [Abstract]
Impairment	$ 99		$ 99
Mylan [Member]
Marketable Securities [Abstract]
Average Share Price	$ 39.30		$ 39.30
Net loss Mylan	$ 5		$ 5
Additional Loss	$ 37		$ 37
Shares Been Sold 2017	12		12
Deferred Taxes And Other Current Assets [Member]
Marketable Securities [Abstract]
Available-for sale securities - Fair value	$ 679	11	$ 679
Long Term Investments And Receivables [Member]
Marketable Securities [Abstract]
Available-for sale securities - Fair value	$ 283	$ 1,447	$ 283